Revenue (Disaggregation Of Revenue) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,407	$ 5,340
Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,065	4,994
Equipment and Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	351	353
Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,416	5,347
Intersegment Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(9)	(7)
Wireless [Member] | Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	815	694
Wireless [Member] | Equipment and Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	351	353
Wireless [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,166	1,047
Wireline [Member] | Service [Member] | Consumer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,683	3,743
Wireline [Member] | Service [Member] | Business [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	567	557
Wireline [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,250	$ 4,300